Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2010
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Floating Rate Fund, Inc.
Central Index Key	dei_EntityCentralIndexKey	0001520245
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 20, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul. 26, 2011
Prospectus Date	rr_ProspectusDate	Jul. 29, 2011